RBC FUNDS TRUST

(the “Trust”)

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Strategic Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 16, 2024 to the Funds’ summary prospectuses, prospectus and Statement of

Additional Information (the “SAI”) each dated January 29, 2024, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Summary Prospectuses,

Prospectus, and SAI and should be read in conjunction with the Summary Prospectuses, Prospectus, and

SAI.

Effective immediately, the “Management – Portfolio Managers” section of each Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Andrzej Skiba, Senior Portfolio Manager, of the Advisor, has been a Co-Portfolio Manager of the Fund since its inception.

•	Brian Svendahl, Senior Portfolio Manager, of the Advisor, has been a Co-Portfolio Manager of the Fund since its inception.

•	Neil Sun, Portfolio Manager, has been a Co-Portfolio Manager of the Fund since 2024.

Effective immediately, the “Management – Portfolio Managers” section of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

The Advisor is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Andrzej Skiba	Head of U.S. Fixed Income, Senior Portfolio Manager	2021	22	BS (hons), Management (International Business), University of Manchester, CFA Charterholder	Head, U.S. Fixed Income, Senior Portfolio Manager at the Advisor (or the Sub-Advisor) (2005 to present)
Brian Svendahl	Senior Portfolio Manager	2021	32	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, Director and CFA Charterholder	Managing Director and Co-Head, U.S. Fixed Income, at the Advisor since 2012, Managing Director and Senior Portfolio Manager at the Advisor since 2005.

Neil Sun	Portfolio Manager	2024	12	BBA, Baruch College	Portfolio Manager at the Advisor since 2014.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Funds’ SAI.

Effective immediately, the table in “Management – Portfolio Managers - Other Accounts Managed” section of each Fund’s SAI is deleted in its entirety and replaced with the following:

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Richard Drage	SMID Cap Growth Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	1,862,360,169	0	0
Kenneth Tyszko	SMID Cap Growth Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	11	1,862,360,169	0	0
Lance F. James	Enterprise Fund, Small Cap Core Fund, Microcap	Pooled	4	340,734,439	0	0
		Separate Accounts	5	50,448,214	0	0
	Value Fund and Small Cap Value Fund	Registered Inv. Co.	0	0	0	0
Murphy O’Flaherty	Enterprise Fund, Microcap Value Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0
Alison Kerivan	Small Cap Value Fund	Pooled	1	43,813,127	0	0

		Separate Accounts	4	45,736,259	0	0
		Registered Inv. Co.	0	0	0	0
Brian Svendahl	Access Fund, RBC BlueBay Impact Bond	Pooled	3	927,211,539	0	0
	Fund, RBC BlueBay Core Plus Bond Fund,	Separate Accounts	59	10,287,150,228	0	0
	RBC BlueBay Strategic Income Fund	Registered Inv. Co.	0	0	0	0
Polina Kurdyavko	RBC BlueBay Emerging Market Debt Fund	Pooled	15	2,863,468,538	4	307,965,975
		Separate Accounts	17	7,048,973,319	1	211,323,215
		Registered Inv. Co.	0	0	0	0
Gary Sedgewick	RBC BlueBay Emerging Market Debt Fund	Pooled	2	247,772,002	0	0
		Separate Accounts	3	3,065,317,482	0	0
		Registered Inv. Co.	0	0	0	0
Justin Jewell	RBC BlueBay High Yield Bond Fund	Pooled	6	2,853,607,369	2	209,929,198
		Separate Accounts	17	7,796,803,302	1	382,151,295
		Registered Inv. Co.	0	0	0	0
Andrzej Skiba	RBC BlueBay High Yield Bond Fund	Pooled	14	11,697,116,077	3	336,758,600
	RBC BlueBay Core Plus Bond Fund,	Separate Accounts	39	14,044,881,931	4	1,628,283,576
	RBC BlueBay Strategic Income Fund	Registered Inv. Co.	0	0	0	0
Tim Leary	RBC BlueBay High Yield Bond Fund	Pooled	4	2,203,161,505	2	209,929,198
		Separate Accounts	19	5,689,145,690	1	382,151,295
		Registered Inv. Co.	0	0	0	0
Neil Sun	RBC BlueBay Core Plus Bond Fund,	Pooled	1	120,385,194	0	0
	RBC BlueBay Strategic Income Fund	Separate Accounts	1	232,806,432	0	0
		Registered Inv. Co.	0	0	0	0

Effective immediately, the “Portfolio Managers Holding” table in “Management – Portfolio Managers - Portfolio Managers’ Beneficial Ownership of the Funds” section of each Fund’s SAI is deleted in its entirety and replaced with the following:

RBC BlueBay Core Plus Bond Fund
Andrzej Skiba	$0
Brian Svendahl	$0
Neil Sun	$0

RBC BlueBay Strategic Income Fund
Andrzej Skiba	$0
Brian Svendahl	$0
Neil Sun	$0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE